Cash And Cash Equivalents Liability Adjustments from Financing Activities (Details) - KRW (₩)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning balance	₩ 42,654,357,000,000	₩ 42,334,964,000,000
Changes in liabilities arising from financing activities [Abstract]
Cash flow	1,869,452,000,000	1,182,818,000,000
Not involving cash inflows and outflows
Foreign Exchange	428,417,000,000	(828,678,000,000)
Variation of gains on valuation of hedged items	(25,498,000,000)	(39,373,000,000)
Others	12,120,000,000	4,626,000,000
Ending balance	44,938,848,000,000	42,654,357,000,000
Borrowings
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning balance	14,784,706,000,000	18,769,515,000,000
Changes in liabilities arising from financing activities [Abstract]
Cash flow	1,257,121,000,000	(3,634,883,000,000)
Not involving cash inflows and outflows
Foreign Exchange	161,078,000,000	(350,429,000,000)
Variation of gains on valuation of hedged items	0	0
Others	81,000,000	503,000,000
Ending balance	16,202,986,000,000	14,784,706,000,000
Debentures
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning balance	27,869,651,000,000	23,565,449,000,000
Changes in liabilities arising from financing activities [Abstract]
Cash flow	612,331,000,000	4,817,701,000,000
Not involving cash inflows and outflows
Foreign Exchange	267,339,000,000	(478,249,000,000)
Variation of gains on valuation of hedged items	(25,498,000,000)	(39,373,000,000)
Others	12,039,000,000	4,123,000,000
Ending balance	₩ 28,735,862,000,000	₩ 27,869,651,000,000